UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06073

Government Cash Management Portfolio

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2024

Item 1.	Reports to Stockholders.

(a) Not applicable

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.
(a)

June 30, 2024
Semiannual Financial Statements and Other Information
DWS Government Money Market Series

Contents
DWS Government Money Market Series
3	Statement of Assets and Liabilities
4	Statement of Operations
5	Statements of Changes in Net Assets
6	Financial Highlights
7	Notes to Financial Statements
Government Cash Management Portfolio
13	Investment Portfolio
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Financial Highlights
25	Notes to Financial Statements
30	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Government Money Market Series

Statement of Assets and Liabilities
as of June 30, 2024 (Unaudited)

Assets
Investment in Government Cash Management Portfolio, at value	$33,418,381,251
Receivable for Fund shares sold	14,227
Other assets	37,120
Total assets	33,418,432,598
Liabilities
Payable for Fund shares redeemed	285,801
Distributions payable	61,538,793
Accrued Trustees' fees	2,127
Other accrued expenses and payables	502,593
Total liabilities	62,329,314
Net assets, at value	$33,356,103,284
Net Assets Consist of
Distributable earnings (loss)	(11,515,181)
Paid-in capital	33,367,618,465
Net assets, at value	$33,356,103,284
Net Asset Value
Institutional Shares
Net Asset Value, offering and redemption price per share ($33,356,103,284 ÷ 33,368,063,391 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

DWS Government Money Market Series	|	3

Statement of Operations
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income and expenses allocated from Government Cash Management Portfolio:
Interest	$1,000,702,325
Expenses*	(21,801,069)
Net investment income allocated from Government Cash Management Portfolio	978,901,256
Expenses:
Administration fee	18,039,596
Services to shareholders	3,052,436
Professional fees	26,820
Reports to shareholders	9,343
Registration fees	25,592
Trustees' fees and expenses	23,276
Other	145,223
Total expenses before expense reductions	21,322,286
Expense reductions	(21,322,286)
Total expenses after expense reductions	—
Net investment income	978,901,256
Net realized gain (loss) allocated from Government Cash Management Portfolio	2,279,324
Net increase (decrease) in net assets resulting from operations	$981,180,580

*	Net of $3,267,468 Advisor reimbursement allocated from Government Cash Management Portfolio for the six months ended June 30, 2024.
The accompanying notes are an integral part of the financial statements.

4	|	DWS Government Money Market Series

Statements of Changes in Net Assets
	Six Months Ended June 30, 2024	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$978,901,256	$1,609,763,792
Net realized gain (loss)	2,279,324	893,651
Net increase (decrease) in net assets resulting from operations	981,180,580	1,610,657,443
Distributions to shareholders: Institutional Shares	(978,901,257)	(1,609,763,950)
Fund share transactions:
Proceeds from shares sold	210,321,402,377	371,348,080,348
Reinvestment of distributions	619,942,207	990,051,325
Payments for shares redeemed	(215,329,035,209)	(366,579,071,527)
Net increase (decrease) in net assets from Fund share transactions	(4,387,690,625)	5,759,060,146
Increase (decrease) in net assets	(4,385,411,302)	5,759,953,639
Net assets at beginning of period	37,741,514,586	31,981,560,947
Net assets at end of period	$33,356,103,284	$37,741,514,586
Other Information:
Shares outstanding at beginning of period	37,755,754,016	31,996,704,030
Shares sold	210,321,402,377	371,348,070,188
Shares issued to shareholders in reinvestment of distributions	619,942,207	990,051,325
Shares redeemed	(215,329,035,209)	(366,579,071,527)
Net increase (decrease) in Fund shares	(4,387,690,625)	5,759,049,986
Shares outstanding at end of period	33,368,063,391	37,755,754,016

The accompanying notes are an integral part of the financial statements.

DWS Government Money Market Series	|	5

Financial Highlights
DWS Government Money Market Series — Institutional Shares
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.026	.050	.016	.000 *	.004	.022
Net realized gain (loss)	.000 *	.000 *	(.000 )*	.000 *	.000 *	(.000 )*
Total from investment operations	.026	.050	.016	.000 *	.004	.022
Less distributions from:
Net investment income	(.026 )	(.050 )	(.016 )	(.000 )*	(.004 )	(.022 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.65 **	5.08	1.62	.03	.40	2.18
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33,356	37,742	31,982	33,285	25,519	18,054
Ratio of expenses before expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.25 ***	.25	.25	.25	.25	.26
Ratio of expenses after expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.12 ***	.09	.06	.03	.07	.07
Ratio of net investment income (%)	5.26 ***	5.01	1.68	.03	.36	2.12

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

6	|	DWS Government Money Market Series

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Government Money Market Series (the “Fund” ) is a diversified series of Deutsche DWS Money Market Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust. The Fund currently offers one class of shares, Institutional Shares, to investors.
The Fund is a feeder fund that seeks to achieve its investment objective by investing substantially all of its investable assets in a master portfolio, the Government Cash Management Portfolio (the “Portfolio” ), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ). A master/ feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2024, the Fund owned approximately 99.4% of the Portfolio.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.
Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which

DWS Government Money Market Series	|	7

are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At December 31, 2023, the Fund had net tax basis capital loss carryforwards of $14,386,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. The Fund receives an allocation of the Portfolio’s net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.
B.
Fees and Transactions with Affiliates
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor serves as the Investment Manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.
Under the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board

8	|	DWS Government Money Market Series

of Trustees (“Board” ) determines it is in the best interest of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor a management fee as follows:
First $3.0 billion of the Fund’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%
For the period from January 1, 2024 through April 30, 2025, DIMA has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.14% of the Fund’s average daily net assets.
In addition, the Advisor agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of the Fund.
For the six months ended June 30, 2024, fees waived and/or expenses reimbursed are $24,589,754, including $3,267,468 allocated from the Government Cash Management Portfolio.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $18,039,596, of which $2,815,225 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2024, the amounts charged to the Fund by DSC aggregated $2,989,963, of which $886,535 is unpaid.
In addition, for the six months ended June 30, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were at $2,012.

DWS Government Money Market Series	|	9

Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $673, all of which is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At June 30, 2024, there was one shareholder account that held approximately 16% of the outstanding shares of the Fund.
D.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Beginning in 2022, the US Federal Reserve (“Fed” ) raised interest rates significantly in response to increased inflation. It is unclear if and when the Fed may begin to implement interest rate cuts, if rates will remain at current levels for a prolonged period or if, in response to certain economic developments such as a turnaround in the decline of inflation, the Fed may consider additional rate increases. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk, which could impair the Fund’s ability to maintain a stable $1.00 share price. Any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future

10	|	DWS Government Money Market Series

changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.

DWS Government Money Market Series	|	11

(The following financial statements of the Government Cash Management Portfolio should be read in conjunction with the Fund’s financial statements.)

12	|	Government Cash Management Portfolio

Investment Portfolioas of June 30, 2024 (Unaudited)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 70.5%
U.S. Government Sponsored Agencies 25.6%
Federal Farm Credit Banks:
5.25%, 12/13/2024	19,825,000	19,823,570
SOFR + 0.035%, 5.375% (a), 10/9/2024	67,000,000	67,000,000
SOFR + 0.135%, 5.475% (a), 6/3/2025	82,000,000	82,000,000
SOFR + 0.145%, 5.485% (a), 7/25/2025	151,500,000	151,500,000
Federal Farm Credit Banks Funding Corp., FEDL01 + 0.135%, 5.465% (a), 5/22/2025	30,000,000	30,000,000
Federal Home Loan Bank Discount Notes:
5.272% (b), 7/1/2024	3,646,000	3,646,000
5.282% (b), 10/2/2024	306,000,000	301,881,495
5.298% (b), 7/1/2024	250,000,000	250,000,000
5.313% (b), 8/26/2024	660,000,000	654,620,267
5.313% (b), 9/11/2024	84,500,000	83,614,440
5.313% (b), 9/25/2024	515,000,000	508,553,344
5.318% (b), 7/29/2024	400,000,000	398,368,222
5.321% (b), 9/18/2024	250,000,000	247,120,889
5.323% (b), 7/19/2024	100,000,000	99,737,500
5.323% (b), 8/6/2024	250,000,000	248,687,500
5.323% (b), 9/6/2024	150,000,000	148,534,375
5.323% (b), 9/27/2024	436,000,000	430,404,667
5.329% (b), 8/9/2024	200,000,000	198,861,200
5.332% (b), 8/23/2024	75,000,000	74,419,319
5.333% (b), 7/24/2024	100,000,000	99,663,944
5.333% (b), 7/26/2024	432,000,000	430,422,000
5.338% (b), 7/16/2024	200,000,000	199,561,250
5.342% (b), 7/31/2024	100,000,000	99,560,917
5.343% (b), 7/19/2024	100,000,000	99,736,500
5.343% (b), 7/31/2024	103,362,000	102,908,068
5.348% (b), 7/16/2024	98,967,000	98,749,479
Federal Home Loan Banks:
5.0%, 9/18/2024	239,750,000	239,719,696
5.34%, 9/26/2024	90,000,000	90,000,000
SOFR + 0.005%, 5.345% (a), 10/4/2024	132,000,000	132,000,000
SOFR + 0.01%, 5.35% (a), 8/19/2024	90,000,000	90,000,000
SOFR + 0.01%, 5.35% (a), 9/12/2024	88,000,000	88,000,000
SOFR + 0.010%, 5.35% (a), 11/14/2024	133,000,000	133,000,000
SOFR + 0.01%, 5.35% (a), 11/18/2024	528,000,000	528,000,000
SOFR + 0.010%, 5.35% (a), 11/25/2024	220,500,000	220,500,000
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	13

	Principal Amount ($)	Value ($)
SOFR + 0.01%, 5.35% (a), 12/2/2024	134,000,000	134,000,000
SOFR + 0.015%, 5.355% (a), 7/3/2024	273,000,000	273,000,000
SOFR + 0.015%, 5.355% (a), 11/1/2024	133,000,000	133,000,000
SOFR + 0.015%, 5.355% (a), 12/9/2024	620,000,000	620,000,000
SOFR + 0.015%, 5.355% (a), 12/17/2024	333,250,000	333,250,000
5.4%, 1/14/2025	184,250,000	184,250,000
SOFR + 0.125%, 5.465% (a), 2/24/2025	119,000,000	119,000,000
5.5%, 4/17/2025	20,000,000	19,999,201
Federal National Mortgage Association, SOFR + 0.100%, 5.44% (a), 6/18/2026	130,500,000	130,500,000
		8,597,593,843
U.S. Treasury Obligations 44.9%
U.S. Treasury Bills:
4.814% (b), 3/20/2025	44,900,000	43,348,322
4.831% (b), 2/20/2025	50,000,000	48,451,375
4.835% (b), 3/20/2025	55,100,000	53,187,805
4.836% (b), 2/20/2025	50,000,000	48,449,913
4.951% (b), 4/17/2025	100,000,000	96,066,472
5.014% (b), 2/20/2025	100,000,000	96,785,425
5.09% (b), 7/25/2024	435,750,000	434,291,690
5.126% (b), 7/5/2024	78,000,000	77,956,181
5.166% (b), 8/29/2024	434,000,000	430,375,649
5.169% (b), 9/12/2024	338,000,000	334,505,888
5.192% (b), 8/29/2024	308,000,000	305,415,033
5.196% (b), 12/12/2024	438,000,000	427,774,916
5.201% (b), 9/19/2024	449,500,000	444,375,700
5.201% (b), 12/12/2024	372,000,000	363,306,360
5.205% (b), 12/5/2024	707,000,000	691,171,851
5.223% (b), 10/17/2024	294,000,000	289,456,818
5.223% (b), 11/7/2024	440,000,000	431,878,589
5.233% (b), 10/24/2024	345,000,000	339,311,597
5.238% (b), 11/14/2024	355,000,000	348,071,820
5.263% (b), 8/6/2024	423,000,000	420,804,207
5.27% (b), 7/9/2024	392,000,000	391,547,240
5.273% (b), 7/9/2024	50,000,000	49,942,211
5.29% (b), 10/15/2024	442,000,000	435,209,712
5.303% (b), 9/5/2024	175,000,000	173,322,042
5.303% (b), 9/10/2024	400,000,000	395,874,110
5.306% (b), 8/20/2024	370,000,000	367,310,820
5.308% (b), 8/20/2024	365,000,000	362,346,146
5.309% (b), 9/10/2024	360,000,000	356,282,440
5.31% (b), 9/10/2024	200,000,000	197,934,294
The accompanying notes are an integral part of the financial statements.

14	|	Government Cash Management Portfolio

	Principal Amount ($)	Value ($)
5.314% (b), 8/27/2024	300,000,000	297,510,288
5.314% (b), 9/19/2024	400,000,000	395,340,888
5.319% (b), 8/8/2024	440,000,000	437,563,292
5.323% (b), 8/22/2024	150,000,000	148,862,500
5.325% (b), 8/1/2024	400,000,000	398,190,806
5.328% (b), 7/25/2024	61,600,000	61,384,195
5.336% (b), 7/30/2024	300,000,000	298,728,108
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.037%, 5.342% (a), 7/31/2024	1,170,000,000	1,170,008,079
3-month U.S. Treasury Bill Money Market Yield + 0.125%, 5.43% (a), 7/31/2025	605,500,000	605,236,626
3-month U.S. Treasury Bill Money Market Yield + 0.14%, 5.445% (a), 10/31/2024	1,024,500,000	1,024,755,928
3-month U.S. Treasury Bill Money Market Yield + 0.17%, 5.475% (a), 10/31/2025	960,000,000	959,607,922
3-month U.S. Treasury Bill Money Market Yield + 0.2%, 5.505% (a), 1/31/2025	839,500,000	840,214,272
		15,092,157,530
Total Government & Agency Obligations (Cost $23,689,751,373)		23,689,751,373
Repurchase Agreements 29.6%
Barclays Bank PLC, 5.32%, dated 6/28/2024, to be repurchased at $766,439,638 on 7/1/2024 (c)	766,100,000	766,100,000
BNP Paribas:
5.32%, dated 6/28/2024, to be repurchased at $42,628,890 on 7/1/2024 (d)	42,610,000	42,610,000
5.33%, dated 6/28/2024, to be repurchased at $136,260,496 on 7/1/2024 (e)	136,200,000	136,200,000
Citigroup Global Markets, Inc., 5.32%, dated 6/28/2024, to be repurchased at $118,252,402 on 7/1/2024 (f)	118,200,000	118,200,000
Federal Reserve Bank of New York, 5.3%, dated 6/28/2024, to be repurchased at $3,601,590,000 on 7/1/2024 (g)	3,600,000,000	3,600,000,000
Fixed Income Clearing Corp., 5.32%, dated 6/28/2024, to be repurchased at $2,150,953,167 on 7/1/2024 (h)	2,150,000,000	2,150,000,000
Goldman Sachs & Co., 5.32%, dated 6/28/2024, to be repurchased at $400,177,333 on 7/1/2024 (i)	400,000,000	400,000,000
HSBC Securities, Inc., 5.32%, dated 6/28/2024, to be repurchased at $322,242,798 on 7/1/2024 (j)	322,100,000	322,100,000
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	15

	Principal Amount ($)	Value ($)
JPMorgan Securities, Inc.:
5.32%, dated 6/28/2024, to be repurchased at $129,967,593 on 7/1/2024 (k)	129,910,000	129,910,000
5.33%, dated 6/28/2024, to be repurchased at $467,607,604 on 7/1/2024 (l)	467,400,000	467,400,000
Merrill Lynch & Co., Inc.:
5.25%, dated 6/28/2024, to be repurchased at $250,109,375 on 7/1/2024 (m)	250,000,000	250,000,000
5.33%, dated 6/28/2024, to be repurchased at $125,055,521 on 7/1/2024 (n)	125,000,000	125,000,000
Royal Bank of Canada:
5.32%, dated 6/28/2024, to be repurchased at $102,395,375 on 7/1/2024 (o)	102,350,000	102,350,000
5.32%, dated 6/28/2024, to be repurchased at $502,132,513 on 7/1/2024 (p)	501,910,000	501,910,000
5.33%, dated 6/28/2024, to be repurchased at $173,136,867 on 7/1/2024 (q)	173,060,000	173,060,000
Wells Fargo Bank:
5.32%, dated 6/28/2024, to be repurchased at $525,672,945 on 7/1/2024 (r)	525,440,000	525,440,000
5.33%, dated 6/28/2024, to be repurchased at $125,425,685 on 7/1/2024 (s)	125,370,000	125,370,000
Total Repurchase Agreements (Cost $9,935,650,000)		9,935,650,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $33,625,401,373)	100.1	33,625,401,373
Other Assets and Liabilities, Net	(0.1)	(32,821,189)
Net Assets	100.0	33,592,580,184

(a)	Floating rate security. These securities are shown at their current rate as of June 30, 2024.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
378,626,300	U.S. Treasury Bonds	2.0	11/15/2041	262,467,274
590,371,700	U.S. Treasury Notes	1.375–2.875	11/15/2031–5/15/2032	518,954,733
Total Collateral Value				781,422,007
The accompanying notes are an integral part of the financial statements.

16	|	Government Cash Management Portfolio

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
43,830,200	U.S. Treasury Notes	4.0–4.875	5/31/2026–2/15/2034	43,462,260

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
133,224,800	U.S. Treasury Notes	0.5–4.625	8/15/2025–5/15/2034	135,153,626
3,436,500	U.S. Treasury Inflation Index Notes	0.125	7/15/2030	3,770,379
Total Collateral Value				138,924,005

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
123,148,500	U.S. Treasury Bills	Zero Coupon	10/22/2024–12/19/2024	120,564,023

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
4,352,322,200	U.S. Treasury Notes	1.125–1.625	2/15/2031–5/15/2031	3,601,590,064

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,703,833,000	U.S. Treasury Bonds	1.75–4.75	1/15/2028–11/15/2053	1,788,291,304
362,053,800	U.S. Treasury Notes	0.375–1.625	7/15/2027–10/15/2027	404,709,037
Total Collateral Value				2,193,000,341

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
11,489,682	Federal Home Loan Mortgage Corporation	2.0–6.5	4/1/2030–6/1/2054	10,628,554
394,487,892	Federal National Mortgage Association	2.0–8.0	5/1/2029–8/1/2053	349,084,024
47,313,902	Government National Mortgage Association	3.0–6.5	4/20/2038–6/20/2054	48,287,422
Total Collateral Value				408,000,000
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	17

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
320,627,300	U.S. Treasury Bonds	1.75–3.375	5/15/2041–5/15/2044	238,269,969
74,562,000	U.S. Treasury Notes	4.0	1/15/2027	74,849,650
39,006,675	U.S. Treasury Strips	Zero Coupon	11/15/2043	15,422,381
Total Collateral Value				328,542,000

(k)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
133,074,800	U.S. Treasury Notes	3.875	4/30/2025	132,508,252

(l)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
100,876,185	Federal Home Loan Mortgage Corporation	6.174–6.488	12/1/2032–10/1/2036	101,505,838
382,239,183	Federal National Mortgage Association	2.0–7.5	2/1/2032–4/1/2054	375,242,162
Total Collateral Value				476,748,000

(m)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
228,199,200	U.S. Treasury Notes	3.875–4.625	6/30/2025–11/30/2029	231,835,257
55,054,531	U.S. Treasury Strips	Zero Coupon	11/15/2042	23,164,744
Total Collateral Value				255,000,001

(n)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
673,742,519	Federal Home Loan Mortgage Corporation	0.0–5.88	10/25/2028–2/25/2057	76,541,043
268,430,175	Federal National Mortgage Association	2.0–9.0	7/25/2024–6/25/2054	50,956,608
1,966	Government National Mortgage Association	4.0–8.0	3/15/2025–3/20/2049	1,996
100	U.S. Treasury Bonds	3.375	11/15/2048	83
300	U.S. Treasury Notes	0.625–2.75	2/4/2027–5/15/2030	271
Total Collateral Value				127,500,001
The accompanying notes are an integral part of the financial statements.

18	|	Government Cash Management Portfolio

(o)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
114,453,100	U.S. Treasury Notes	0.5–0.75	3/31/2026–6/30/2027	104,397,078

(p)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
12,107,000	U.S. Treasury Bonds	1.125–4.625	5/15/2040–5/15/2054	10,111,841
283,960,300	U.S. Treasury Notes	0.25–4.875	6/30/2025–1/31/2031	271,025,338
23,953,200	U.S. Treasury Inflation Index Notes	0.25–2.375	1/15/2025–4/15/2029	27,104,734
618,150,100	U.S. Treasury Strips	Zero Coupon	11/15/2043–8/15/2050	203,933,266
Total Collateral Value				512,175,179

(q)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
48,103,698	Federal Home Loan Mortgage Corporation	2.0–6.5	5/1/2040–2/1/2054	43,220,582
73,030,485	Federal National Mortgage Association	1.5–6.5	7/1/2041–1/1/2054	60,134,532
82,348,536	Government National Mortgage Association	2.0–4.5	3/20/2046–6/20/2052	73,244,491
Total Collateral Value				176,599,605

(r)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
714,352,428	U.S. Treasury Bonds	1.125–4.625	12/31/2028–2/15/2054	535,853,793
95,564	U.S. Treasury Notes	3.75	12/31/2028	95,033
Total Collateral Value				535,948,826

(s)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
128,971,881	Federal Home Loan Mortgage Corporation	1.5–5.5	10/1/2050–6/1/2054	127,877,400

FEDL01:	U.S. Federal Funds Effective Rate
SOFR:	Secured Overnight Financing Rate
STRIPS:	Separate Trading of Registered Interest and Principal Securities
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	19

Fair Value Measurements
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$23,689,751,373	$—	$23,689,751,373
Repurchase Agreements	—	9,935,650,000	—	9,935,650,000
Total	$—	$33,625,401,373	$—	$33,625,401,373

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

20	|	Government Cash Management Portfolio

Statement of Assets and Liabilities
as of June 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, valued at amortized cost	$23,689,751,373
Repurchase agreements, valued at amortized cost	9,935,650,000
Interest receivable	68,143,139
Other assets	357,985
Total assets	33,693,902,497
Liabilities
Cash overdraft	97,739,700
Accrued investment advisory fee	2,169,784
Accrued Trustees' fees	83,850
Other accrued expenses and payables	1,328,979
Total liabilities	101,322,313
Net assets, at value	$33,592,580,184
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	21

Statement of Operations
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income:
Interest	$1,005,637,965
Expenses:
Management fee	17,581,793
Administration fee	5,618,179
Custodian fee	149,583
Professional fees	265,802
Reports to shareholders	17,836
Trustees' fees and expenses	754,820
Other	802,653
Total expenses before expense reductions	25,190,666
Expense reductions	(3,283,482)
Total expenses after expense reductions	21,907,184
Net investment income	983,730,781
Net realized gain (loss) from investments	2,292,482
Net increase (decrease) in net assets resulting from operations	$986,023,263
The accompanying notes are an integral part of the financial statements.

22	|	Government Cash Management Portfolio

Statements of Changes in Net Assets
	Six Months Ended June 30, 2024	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$983,730,781	$1,619,557,206
Net realized gain (loss)	2,292,482	898,237
Net increase (decrease) in net assets resulting from operations	986,023,263	1,620,455,443
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	82,918,403,302	127,807,464,846
Value of capital withdrawn	(88,281,925,537)	(123,671,980,625)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(5,363,522,235)	4,135,484,221
Increase (decrease) in net assets	(4,377,498,972)	5,755,939,664
Net assets at beginning of period	37,970,079,156	32,214,139,492
Net assets at end of period	$33,592,580,184	$37,970,079,156

The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	23

Financial Highlights
Government Cash Management Portfolio
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33,593	37,970	32,214	33,649	26,122	18,891
Ratio of expenses before expense reductions (%)	.13 *	.13	.14	.13	.13	.14
Ratio of expenses after expense reductions (%)	.12 *	.09	.06	.03	.07	.07
Ratio of net investment income (%)	5.25 *	5.00	1.67	.03	.36	2.13
Total Return (%)[a]	2.65 b**	5.08 [b]	1.62 [b]	.03 [b]	.41 [c]	2.17 [c]

[a]	Total return would have been lower had certain expenses not been reduced.
[b]	Total return for the Portfolio was derived from the performance of DWS Government Money Market Series.
[c]	Total return for the Portfolio was derived from the performance of DWS Government Cash Reserves Fund Institutional.
*	Annualized
**	Not annualized
The accompanying notes are an integral part of the financial statements.

24	|	Government Cash Management Portfolio

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Government Cash Management Portfolio (the “Portfolio” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a New York trust.
The Portfolio is a master fund; A master/feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2024, DWS Government Money Market Series owned approximately 99.4% of the Portfolio.
The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued

Government Cash Management Portfolio	|	25

at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Repurchase Agreements. The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.
As of June 30, 2024, the Portfolio held repurchase agreements with a gross value of $9,935,650,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.
Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code of 1986, as amended. Therefore, no federal income tax provision is necessary.
It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.
At June 30, 2024, Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $33,625,401,373.
The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is

26	|	Government Cash Management Portfolio

unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.
B.
Fees and Transactions with Affiliates
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.
Under the Investment Management Agreement with the Advisor, the Portfolio pays a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $3.0 billion of the Portfolio’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%
Accordingly, for the six months ended June 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.094% of the Portfolio’s average daily net assets.
The Advisor agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of the Portfolio.
For the six months ended June 30, 2024, fees waived and/or expenses reimbursed are $3,283,482.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio paid the Advisor an annual fee (“Administration Fee” ) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and

Government Cash Management Portfolio	|	27

payable monthly. For the six months ended June 30, 2024, the Administration Fee was $5,618,179, of which $877,078 is unpaid.
Other Service Fees. Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the six months ended June 30, 2024, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $420, all of which is unpaid.
Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Line of Credit
The Portfolio and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2024.
D.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Portfolio’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Portfolio. Increased redemptions from the Portfolio may force the Portfolio to sell investments at a time when it is not advantageous to do so, which could result in losses. Beginning in 2022, the US Federal Reserve (“Fed” ) raised interest rates significantly in response to increased inflation. It is unclear if and when the Fed may begin to implement interest rate cuts, if rates will remain at current levels for a prolonged period or if, in response to certain economic developments such as a turnaround in the decline of inflation, the Fed may consider additional rate increases. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk, which could impair the Portfolio’s ability to maintain a stable $1.00 share price. Any decline in interest rates is likely to cause the Portfolio’s yield to decline, and during periods of unusually low or negative interest rates, the Portfolio’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Portfolio from

28	|	Government Cash Management Portfolio

providing a positive yield or paying Portfolio expenses out of current income and, at times, could impair the Portfolio’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Portfolio.

Government Cash Management Portfolio	|	29

Advisory Agreement Board Considerations and Fee Evaluation
DWS Government Money Market Series (the “Fund” ), a series of Deutsche DWS Money Market Trust, invests substantially all of its assets in Government Cash Management Portfolio (the “Portfolio” ) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement”  and together with the Portfolio Agreement, the “Agreements” ) in September 2023. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board”  or “Trustees.”
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

30	|	DWS Government Money Market Series

In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA provides portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Portfolio and the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board

DWS Government Money Market Series	|	31

noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (Institutional Shares) was in the 2nd quartile and 3rd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.097% fees paid to DIMA under the respective administrative services agreements, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses, which include Portfolio expenses allocated to the Fund, were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for Institutional Shares (4th quartile). The Board noted the expense limitation agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Portfolio and the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Portfolio and the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

32	|	DWS Government Money Market Series

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. The Board noted that the Portfolio’s and the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.

DWS Government Money Market Series	|	33

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

34	|	DWS Government Money Market Series

DGMMF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government Cash Management Portfolio

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/29/2024